Business Combinations - Business Acquisition, Pro Forma Financial Information (Detail) - SCUF Acquisition - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net revenue	$ 299,130	$ 815,432	$ 1,165,502	$ 1,013,761
Net loss	$ (3,101)	$ (25,040)	$ (24,598)	$ (19,362)